UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                   FORM N-SAR

                              SEMI - ANNUAL REPORT
                                 FOR REGISTERED
                              INVESTMENT COMPANIES

FORM  N-SAR
SEMI-ANNUAL  REPORT
FOR  REGISTERED  INVESTMENT  COMPANIES


Report  for  six  month  period  ending:          //          (a)

     or  fiscal  year  ending:          12/31/97          (b)

Is  this  a  transition  report?  (Y/N)          N

Is  this  an  amendment  to  a  previous  filing?  (Y/N)          N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A.  Registrant  Name:         United  Life & Annuity Separate Account One
    B.  File  Number:             811-9026
    C.  Telephone  Number:        504-952-6000

2.  A.  Street:          8545  United  Plaza  Boulevard
    B.  City:    Baton  Rouge
    C.  State:    LA                  D.  Zip Code:  70809        Zip ext:  2264
    E.  Foreign  Country:                       Foreign Postal Code:

3.  Is  this  the  first  filing  on  this  form  by  Registrant?  (Y/N)  N

4.  Is  this  the  last  filing  on  this  form  by  Registrant?  (Y/N)      N

5.  Is  Registrant  a  small  business  investment  company  (SBIC)?  (Y/N)  N
If  answer  is  "Y"  (Yes),  complete  only  items  89  through  110.]

6.  Is  Registrant  a  unit  investment  trust  (UIT)?  (Y/N)    Y
[If  answer  is  "Y"  (Yes)  complete  only  items  111  through  132.]

7.  through  110.          Not  applicable

UNIT  INVESTMENT  TRUSTS

111.  A.  [/]  Depositor  Name:
      B.  [/]  File  Number  (If  any):
      C.  [/]  City:                     State:        Zip Code:        Zip ext:
          [/]  Foreign  Country:            Foreign Postal Code:

112.  A.  [/]  Sponsor  Name:
      B.  [/]  File  Number  (If  any)
      C.  [/]  City:                     State:        Zip Code:        Zip ext:
          [/]  Foreign  Country:            Foreign Postal Code:

113.  A. [/]   Trustee Name:
      B. [/]   City:                     State:        Zip Code:        Zip ext:
         [/]   Foreign  Country:            Foreign Postal Code:

114.  A. [/]  Principal  Underwriter  Names:
      B. [/]  File  Number:
      C. [/]  City:                      State:        Zip Code:        Zip ext:
         [/]  Foreign  Country:             Foreign Postal Code:

115.  A. [/]  Independent  Public  Accountant  Name:  KPMG  Peat  Marwick  LLP
      B. [/]  City:  Raleigh      State:  NC  Zip  Code:  27626  Zip  ext:  0543


116.  Family  of  investment  companies  information:
      A. [/]  Is  Registrant  part  of   a family of investment companies? (Y/N)
      B. [/]  Identify  the  family  in  10  letters:  _ _ _ _ _ _ _ _ _ _
(NOTE:    In  filing  this  form,  use  this  identification  consistently
for  all  investment  companies  in  family.    This  designation  is  for
purposes  of  this  form  only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
      B. [/]  Variable  annuity  contracts?  (Y/N)
      C. [/]  Scheduled  premium  variable  life  contracts?  (Y/N)
      D. [/]  Flexible  premium  variable  life  contracts?  (Y/N)
      E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933:

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period:

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted):

121. [/] State the number of series for which a current prospectus was in existence at the end of the period:

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period:

123.  [/]  State the total value of the additional units considered in answering item  122  ($000's  omitted):

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted):

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted):

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted):

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                             Number of                       Total Income
                                              Series      Total Assets       Distributions
                                             Investing  ($000's omitted)   ($000's omitted)
                                             ---------  -----------------  -----------------
A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent
F. All other corporate interned &
   long-term debt
G. All other corporate short-term debt
H. Equity securities of brokers or dealers
   or parents of brokers or dealers
I. Investment company equity securities
J. All other equity securities                 one      $          51,901  $           1,148
K. Other securities
L. Total assets of all series of registrant    one      $          51,901  $           1,148

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.  [/] Total expenses incurred by all series of Registrant during the current
reporting  period  ($000's  omitted):    $575

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


This report is signed on behalf of the registrant, United Life & Annuity Separate Account One.


City  of:    Baton  Rouge       State of:  Louisiana     Date: February 24, 1998


UNITED  LIFE  &  ANNUITY  SEPARATE  ACCOUNT  ONE

BY:   /s/  DONALD  M.  WOODARD
      ________________________________________
      Donald  M.  Woodard
      Senior  Vice  President  and  Controller


WITNESS: /s/  SUSAN  M.  LAPINSKI
         _____________________________________
         Susan  H.  Lapinski
         Assistant  Vice  President